Consolidated Statements of Change In Equity - SGD ($)	Total	Issued capital [member]	Share premium [member]	Retained earnings [member]	Other reserve [member]	Foreign currency translation reserve [member]
Balance at Dec. 31, 2021	$ (16,757,251)	$ 4,324		$ (21,586,833)	$ 4,824,575	$ 683
IfrsStatementLineItems [Line Items]
Conversion of RCCPS (Note 23)	18,000,000				18,000,000
Profit loss for the year	1,635,901			1,635,901
Other comprehensive loss	(1,050)					(1,050)
Balance at Dec. 31, 2022	2,877,600	4,324		(19,950,932)	22,824,575	(367)
IfrsStatementLineItems [Line Items]
Issuance of shares	335,085	235	334,850
Profit loss for the year	(2,094,169)			(2,094,169)
Other comprehensive loss	(1,663)					(1,663)
Balance at Dec. 31, 2023	1,116,853	4,559	334,850	(22,045,101)	22,824,575	(2,030)
IfrsStatementLineItems [Line Items]
Exercise of share options	3,606,791	791	3,606,000
Issuance of shares	641,510	112	641,398
Profit loss for the year	(5,507,764)			(5,507,764)
Other comprehensive loss	6,693					6,693
Balance at Dec. 31, 2024	$ (135,917)	$ 5,462	$ 4,582,248	$ (27,552,865)	$ 22,824,575	$ 4,663